Income from operations (Tables)	12 Months Ended
Dec. 31, 2023
Income from operations [Abstract]
Income from operations - Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

	2021	2022	2023
Sales	17,156	17,827	18,169
Costs of materials used	(4,142)	(4,320)	(4,626)
Employee benefit expenses	(6,246)	(6,952)	(6,903)
Depreciation and amortization1)	(1,323)	(1,602)	(1,261)
Impairment of goodwill	(15)	(1,357)	(8)
Shipping and handling	(645)	(756)	(668)
Advertising and promotion	(752)	(739)	(700)
Lease expenses	(19)	(39)	(51)
Other operational costs	(3,524)	(3,609)	(3,535)
Other business income (expenses)	63	18	(533)
Income from operations	553	(1,529)	(115)
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

	2021	2022	2023
Goods	11,981	12,139	12,419
Services	4,374	4,878	4,926
Royalties	383	419	434
Total sales from contracts with customers	16,738	17,435	17,779
Sales from other sources	418	391	390
Total sales	17,156	17,827	18,169

Income from operations - Disaggregation of Sales per segment [Text Block]

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,762	2,978	8,742	76	8,818
Connected Care	2,970	1,854	4,824	314	5,138
Personal Health	3,586	16	3,602		3,602
Other	251	361	612	-	612
Philips Group	12,569	5,210	17,779	390	18,169

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,285	2,950	8,234	55	8,290
Connected Care	3,079	1,853	4,932	336	5,268
Personal Health	3,615	11	3,626		3,626
Other	284	357	643	-	643
Philips Group	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,120	2,656	7,776	50	7,825
Connected Care	3,399	1,604	5,002	369	5,371
Personal Health	3,423	6	3,429		3,429
Other	200	330	530	-	530
Philips Group	12,142	4,596	16,738	418	17,156

Income from operations - Disaggregation of Sales per geographic area [Text Block]

Philips Group

Disaggregation of Sales per geographic area

in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,552	1,221	3,770	49	3,819
North America	4,859	2,608	7,470	92	7,562
Other mature geographies	980	398	1,378	248	1,626
Mature geographies	8,392	4,227	12,618	389	13,007
Growth geographies	4,177	984	5,161	1	5,162
Sales	12,569	5,210	17,779	390	18,169

Philips Group

Disaggregation of Sales per geographic area

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,387	1,183	3,572	31	3,603
North America	4,889	2,612	7,502	86	7,588
Other mature geographies	972	399	1,369	274	1,643
Mature geographies	8,248	4,194	12,443	390	12,833
Growth geographies	4,015	978	4,992	1	4,993
Sales	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per geographic area

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,537	1,087	3,624	21	3,645
North America	4,427	2,268	6,695	86	6,781
Other mature geographies	1,000	386	1,386	309	1,694
Mature geographies	7,964	3,741	11,705	415	12,120
Growth geographies	4,178	856	5,033	3	5,036
Sales	12,142	4,596	16,738	418	17,156

Income from operations - Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

	2021	2022	2023
Salaries and wages excluding share-based compensation	5,014	5,594	5,635
Share-based compensation	115	104	97
Post-employment benefit costs	396	439	402
Other social security and similar charges:
Required by law	529	590	567
Voluntary	192	225	202
Employee benefit expenses	6,246	6,952	6,903

Income from operations - Employees by category [Text Block]

Philips Group

Employees by category

in FTEs

	2021	2022	2023
Production	38,618	39,742	35,281
Research & development	10,751	11,690	10,833
Other	22,543	23,019	23,001
Employees	71,912	74,451	69,115
Third party workers	4,533	4,086	3,149
Philips Group	76,445	78,538	72,264

Income from operations - Employees by geographical location [Text Block]	Philips Group Employees by geographical location in FTEs
	2021	2022	2023
Netherlands	11,142	11,180	9,794
Other countries	65,303	67,357	62,471
Philips Group	76,445	78,538	72,264

Income from operations - Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization1)

in millions of EUR

	2021	2022	2023
Depreciation of property, plant and equipment	630	711	689
Amortization of software	88	117	98
Amortization of other intangible assets	322	363	290
Amortization of development costs	284	411	184
Depreciation and amortization	1,323	1,602	1,261
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Audit and audit-related fees [Text Block]

Philips Group

Audit and audit-related fees

in millions of EUR

	2021			2022			2023
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	10.3	5.4	15.7	9.5	5.6	15.2	9.7	5.1	14.7
consolidated financial statements	10.3	2.7	13.0	9.5	3.1	12.6	9.7	2.6	12.3
statutory financial statements		2.7	2.7		2.5	2.5		2.5	2.5
Audit-related fees2)	0.6	0.3	0.9	0.8	0.2	1.0	0.9	0.2	1.0
divestment
sustainability assurance	0.5		0.5	0.6		0.6	0.8		0.8
other	0.1	0.3	0.4	0.1	0.2	0.3	0.1	0.2	0.3
Tax fees					-	-
All other fees
Fees	10.9	5.7	16.6	10.3	5.8	16.2	10.6	5.2	15.8
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Income from operations - Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

	2021	2022	2023
Result on disposal of businesses:
income	-	4	50
expenses	(75)	-	-
Result on disposal of fixed assets:
income	24	3	12
expenses	(5)	(1)	(1)
Result on other remaining businesses:
income	161	121	49
expenses	(43)	(109)	(643)
Other business income (expenses)	63	18	(533)
Total other business income	186	127	112
Total other business expenses	(123)	(109)	(645)